UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)
One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Nancy Conlin	Philip H. Newman, Esq.
Vice President and Counsel	Goodwin Procter LLP
State Street Bank and Trust Company	Exchange Place
4 Copley Place, 5th Floor CPH 0326	Boston, Massachusetts 02109
Boston, Massachusetts 02111
Registrant’s telephone number, including area code: (617) 662-3966
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008

Item 1: Reports to Shareholders.

2

STATE STREET NAVIGATOR
SECURITIES LENDING PRIME
PORTFOLIO
ANNUAL REPORT
December 31, 2008

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Expense Example
December 31, 2008
EXPENSE EXAMPLE
As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2008 to December 31, 2008.
The table below illustrates your Fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Six Months Ended December 31, 2008

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	July 1, 2008	December 31, 2008	Period *
Based on Actual Fund Return	$1,000.00	$1,013.15	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.99	$0.15

*	The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of December 31, 2008 was 0.03%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
Portfolio Statistics (Unaudited)
December 31, 2008

Portfolio Composition By Investment Type*	December 31, 2008

Yankee Certificates of Deposit	30.38%
Commercial Paper	27.59%
Bank Notes	16.13%
Repurchase Agreements	8.28%
Medium Term Notes	4.31%
Eurodollar Certificates of Deposit	3.76%
U.S. Government Agency Obligations	3.13%
Master Notes	2.99%
Other assets less liabilities	3.43%

Total	100.00%

Portfolio Composition By Rating*	December 31, 2008

A-1+	78.17%
A-1	10.12%
Repurchase Agreements (A-1+)	8.28%
Other assets less liabilities	3.43%

Total	100.00%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	COMMERCIAL PAPER — 27.59%
	Bank Domestic — 5.61%
A-1, P-1	JPMorgan Chase & Co.	2.910%	03/10/2009	$900,000,000	$895,053,000

	Bank Foreign — 21.98%
A-1+, P-1	Australia & New Zealand Banking Group (a)	1.990%	03/18/2009	52,000,000	51,781,542
A-1+, P-1	Australia & New Zealand Banking Group (a)	1.990%	03/23/2009	52,000,000	51,767,170
A-1+, P-1	Banco Bilbao Vizcaya (a)	2.972%	02/12/2009	1,100,000,000	1,096,185,933
A-1+, P-1	CBA (Delaware) Finance	1.545%	03/12/2009	175,000,000	174,474,271
A-1+, P-1	Danske Corp. (a)	2.913%	02/17/2009	700,000,000	697,337,842
A-1+, P-1	Lloyds TSB Bank PLC	1.380%	01/13/2009	200,000,000	199,908,000
A-1+, P-1	Lloyds TSB Bank PLC	1.380%	01/14/2009	200,000,000	199,900,333
A-1+, P-1	Natl Australia Funding (Delaware) (a)	1.670%	01/15/2009	150,000,000	149,902,583
A-1+, P-1	Natl Australia Funding (Delaware) (a)	1.670%	01/22/2009	150,000,000	149,853,875
A-1+, P-1	Natl Australia Funding (Delaware) (a)	1.750%	03/06/2009	96,000,000	95,701,333
A-1+, P-1	Nordea North America, Inc.	1.690%	01/05/2009	200,000,000	199,962,445
A-1+, P-1	Nordea North America, Inc.	1.690%	01/06/2009	200,000,000	199,953,056
A-1+, P-1	Westpac Banking Corp. (a)	1.940%	03/04/2009	81,000,000	80,729,370
A-1+, P-1	Westpac Banking Corp. (a)	1.940%	03/05/2009	81,000,000	80,725,005
A-1+, P-1	Westpac Banking Corp. (a)	1.940%	03/06/2009	81,000,000	80,720,640

					3,508,903,398

	TOTAL COMMERCIAL PAPER				4,403,956,398

	YANKEE CERTIFICATES OF DEPOSIT — 30.38%
	Bank Foreign — 30.38%
A-1+, P-1	Bank of Nova Scotia	1.750%	01/29/2009	250,000,000	250,000,000
A-1+, P-1	Bank of Scotland PLC (NY Branch)	3.050%	02/12/2009	1,000,000,000	1,000,000,000
A-1+, P-1	Barclays Bank PLC (NY Branch)	1.730%	03/16/2009	900,000,000	900,000,000
A-1+, P-1	BNP Paribas (NY Branch)	3.030%	03/11/2009	1,000,000,000	1,000,000,000
A-1+, P-1	Calyon (NY Branch)	3.030%	02/17/2009	300,000,000	300,000,000
A-1+, P-1	Calyon (NY Branch)	2.200%	03/11/2009	200,000,000	200,000,000
A-1+, P-1	Lloyds Bank PLC (NY Branch)	1.850%	03/12/2009	200,000,000	200,000,000
A-1+, P-1	Societe Generale	2.100%	02/02/2009	300,000,000	300,000,000
A-1+, P-1	Societe Generale	2.100%	02/03/2009	300,000,000	300,000,000
A-1+, P-1	Svenska Handelsbanken	1.710%	01/07/2009	200,000,000	200,000,333
A-1+, P-1	Svenska Handelsbanken	1.710%	01/08/2009	200,000,000	200,000,388

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				4,850,000,721

	EURODOLLAR CERTIFICATES OF DEPOSIT — 3.76%
	Bank Foreign — 3.76%
A-1+, P-1	ING Bank NV	1.680%	02/18/2009	300,000,000	300,000,000
A-1+, P-1	ING Bank NV	1.680%	02/19/2009	300,000,000	300,000,000

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				600,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
December 31, 2008

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	BANK NOTES — 16.13%
	Bank Domestic — 16.13%
A-1+, P-1	Bank of America NA (b)	2.358%	08/25/2009	$800,000,000	$800,000,000
A-1+, P-1	Bank of America NA (b)	4.350%	10/03/2009	675,000,000	675,000,000
A-1+, P-1	US Bank NA Cincinnati	2.960%	02/23/2009	300,000,000	299,997,825
A-1+, P-1	US Bank NA Cincinnati	2.960%	02/25/2009	300,000,000	299,997,743
A-1+, P-1	US Bank NA Cincinnati	2.950%	03/12/2009	500,000,000	499,995,210

	TOTAL BANK NOTES				2,574,990,778

	MEDIUM TERM NOTES — 4.31%
	Bank Foreign — 1.52%
A-1, P-1	Royal Bank of Scotland PLC (b) (c)	2.396%	10/09/2009	242,000,000	242,000,000

	Consumer Non-Cyclical — 2.20%
A-1+, P-1	Procter & Gamble Co. (b)	2.216%	09/09/2009	175,000,000	175,000,000
A-1+, P-1	Procter & Gamble International Funding SCA (b)	2.309%	02/19/2009	176,000,000	176,000,000

					351,000,000

	Finance Non-Captive Diversified — 0.59%
A-1+, P-1	General Electric Capital Corp. (b)	0.501%	09/24/2009	95,000,000	95,000,000

	TOTAL MEDIUM TERM NOTES				688,000,000

	MASTER NOTES — 2.99%
	Brokerage — 2.99%
A-1, P-1	Goldman Sachs (b) (d)	1.208%	02/20/2009	477,000,000	477,000,000

	TOTAL MASTER NOTES				477,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.13%
A-1+, P-1	Federal Home Loan Bank (b)	1.980%	05/13/2009	500,000,000	500,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				500,000,000

	REPURCHASE AGREEMENTS — 8.28%
A-1+, P-1	Bank of America Tri Party, 0.08% dated
	12/31/08 (collateralized by a FNMA,
	5.000% due 07/01/35 valued at
	$510,000,000); proceeds
	$500,002,222	0.080%	01/02/2009	500,000,000	500,000,000
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
December 31, 2008

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	REPURCHASE AGREEMENTS — (Continued)
A-1+, P-1	HSBC Tri Party, 0.12% dated 12/31/08 (collateralized by various FNMAs, 5.500% - 6.000% due 07/01/34 - 03/01/38 valued at $510,002,114);
	proceeds $500,003,333	0.120%	01/02/2009	$500,000,000	$500,000,000
A-1+, P-1	UBS Warburg Tri Party, 0.07% dated 12/31/08 (collateralized by various FNMAs, 4.500% - 7.000% due 08/01/10 - 9/1/47 valued at $327,831,209); proceeds
	$321,400,250	0.070%	01/02/2009	321,399,000	321,399,000

	TOTAL REPURCHASE AGREEMENTS				1,321,399,000

	TOTAL INVESTMENTS — 96.57%				$15,415,346,897
	OTHER ASSETS LESS LIABILITIES — 3.43%				547,656,838

	NET ASSETS — 100.00%				$15,963,003,735

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 15.88% of net assets as of December 31, 2008.

(b)	Floating Rate Note — Interest rate shown is rate in effect at December 31, 2008. Date disclosed is the next interest rate reset date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.52% of net assets as of December 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.99% of net assets as of December 31, 2008, are considered illiquid and restricted (see table below for more information).

†	See Note 2 to the financial statements.

*	Standard & Poor’s, Moody’s rating. Credit ratings are unaudited.

			Acquisition		Amortized
			Cost		Cost Value
			Percentage		Percentage
			of Fund’s		of Fund’s
			Net Assets as of		Net Assets as
	Acquisition	Acquisition	Acquisition	Amortized	of December
Restricted Securities	Date	Cost	Date	Cost Value	31, 2008
Goldman Sachs Master Note,	8/25/08	$477,210,054	0.79%	$477,000,000	2.99%
1.208%, due 2/20/09
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
December 31, 2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—

Level 2 — Other Significant Observable Inputs	15,415,346,897

Level 3 — Significant Unobservable Inputs	—

Total	$15,415,346,897

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Investments in securities, at amortized cost	$14,093,947,897
Repurchase agreements	1,321,399,000

Total Investments	15,415,346,897
Cash	500,963,428
Interest receivable	48,085,747
Prepaid insurance and other assets	95,139

Total Assets	15,964,491,211

Liabilities:
Dividend payable	947,657
Advisory fee payable	264,917
Administration fee payable	116,165
Custodian fee payable	53,727
Transfer agent fee payable	21,961
Audit fee payable	47,630
Other accrued expenses and liabilities	35,419

Total Liabilities	1,487,476

Net Assets	$15,963,003,735

Net assets consist of:
Capital stock, $0 001 par value; 15,957,279,452 shares issued and outstanding	$15,957,279
Capital paid in excess of par	15,941,328,615
Accumulated net realized gain on investments	5,717,841

Net Assets	$15,963,003,735

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2008

Investment Income:
Interest	$1,519,587,874

Expenses:
Advisory fee	8,722,256
Administration fee	3,746,485
Custodian fee	1,764,994
Transfer agent fee	778,902
Insurance expense	348,459
Trustees fee	128,547
Legal fee	61,714
Audit fee	51,062
Miscellaneous expense	66,756

Total expenses	15,669,175

Net investment income	1,503,918,699

Net Realized Gain on Investments:
Net realized gain on investments	5,986,265

Contribution from State Street (See Note 3)	26,452

Net increase in net assets resulting from operations	$1,509,931,416

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
From Operations:
Net investment income	$1,503,918,699	$2,978,275,079
Net realized gain on investments	5,986,265	5,542,272
Contribution from State Street (See Note 3)	26,452	—

Net increase in net assets resulting from operations	1,509,931,416	2,983,817,351

Distributions From:
Net investment income	(1,503,945,151)	(2,978,275,079)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	376,102,814,185	380,889,216,906
Cost of redemptions	(408,916,694,113)	(386,923,129,840)

Net decrease in net assets from Fund share transactions	(32,813,879,928)	(6,033,912,934)

Net decrease in net assets	(32,807,893,663)	(6,028,370,662)

Net Assets:
Beginning of period	48,770,897,398	54,799,268,060

End of period	$15,963,003,735	$48,770,897,398

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

	For Years Ended December 31,
	2008		2007	2006	2005		2004

Per Share Operating Performance:

Net asset value, beginning of year	$1.0000		$1.0000	$1.0000	$1.0000		$1.0000

Net investment income	0.0297		0.0524	0.0501	0.0323		0.0137
Distributions from net investment income	(0.0297)		(0.0524)	(0.0501)	(0.0323)		(0.0137)
Distributions from net realized gain on investments	—		—	—	—		(0.0000	) (c)

Total distributions	(0.0297)		(0.0524)	(0.0501)	(0.0323)		(0.0137)

Net increase from investment operations	0.0000		0.0000	0.0000	0.0000		0.0000

Net asset value, end of year	$1.0000		$1.0000	$1.0000	$1.0000		$1.0000

Total Investment Return (a)	3.01	% (e)	5.36%	5.12%	3.28	% (d)	1.38	% (d)

Ratios and Supplemental Data:

Ratio of net expenses to average net assets	0.03%		0.04%	0.05%	0.05	% (b)	0.04	% (b)
Ratio of net investment income to average net assets	3.02%		5.24%	5.03%	3.24%		1.36%
Net assets, end of year (in millions)	$15,963		$48,771	$54,799	$41,537		$47,904

(a)	Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)	This reflects the impact of a voluntary fee waiver by SSgA FM and State Street during the years ended December 31, 2005 and December 31, 2004. If SSgA FM and State Street had not undertaken this waiver, then the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2005 and 0.05% for the year ended December 31, 2004. For the year ending December 31, 2005, the impact of the waiver was less than 0.01%.

(c)	Less than $0.00005 per share.

(d)	Total investment return would have been lower had SSgA FM and State Street not waived fees.

(e)	Total investment return would have been lower had State Street not reimbursed the fund. The impact of the reimbursement has less than a $0.00005 impact to the fund’s per share operating performance. (See Note 3)
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO NOTES TO FINANCIAL STATEMENTS
December 31, 2008
1. Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the “Fund”) has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program (“GSLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the GSLP. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:
Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.
Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities may consist of (i) United States Government securities, or (ii) other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers (“Non-traditional Repurchase Agreement”). SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM. However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.
Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund’s last NAV calculation in the first required financial statement reporting period. At this time, SSgA FM has evaluated the implication of FIN 48 and there is no impact to the Fund’s financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO NOTES TO FINANCIAL STATEMENTS (Continued) December 31, 2008
At December 31, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:
Distributions Paid From:
Ordinary Income

2008	2007

$1,503,945,151	$2,978,275,079
As of December 31, 2008, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

		Unrealized
Undistributed	Undistributed	Appreciation	Loss Carry forwards
Ordinary Income	Long-Term Gain	(Depreciation)	and Deferrals	Total
$5,717,841	$-	$-	$-	$5,717,841
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. During the year ended December 31, 2008, the Fund utilized capital loss carryforwards of $268,424.
Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.
Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications: The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.
3. Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.
Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.
Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.
Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.
Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund’s average daily net assets.
Contribution from Affiliate: On December 11, 2008, State Street reimbursed the fund $26,452 due to a record keeping error.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO NOTES TO FINANCIAL STATEMENTS (Continued) December 31, 2008
4. Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $24,000, other than the Chairman who receives an annual retainer of $26,500.
Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.
5. Beneficial Interest
At December 31, 2008, five mutual fund complexes each owned over 5% of the Fund’s outstanding shares, amounting to 59.82% of total shares, of which 23.43% represents funds advised by or affiliated with SSgA FM. A redemption by one or more of the Fund’s shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund’s future liquidity and investment operations.
6. Recent Accounting Pronouncements and Regulatory Developments:
In September 2008 FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2007. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management has evaluated the implication of FSP 133 and there is no impact to the Fund.
On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Fund’s financial statements.
On October 10, 2008 the Securities and Exchange Commission issued a no-action relief letter to the Investment Company Institute to temporarily allow money market funds to value certain securities at amortized cost for shadow pricing purposes (the process of periodically comparing a fund’s amortized cost valuations to valuations derived by reference to available market quotations) under Rule 2a-7 of the 1940 Act. The relief is limited to first tier securities with maturities of 60 days or less that a money market fund reasonably expects to hold to maturity. The Fund began applying the guidance on October 16, 2008 after receiving the consent of the Board of Trustees. The relief expired on January 12, 2009.

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110 1707
Telephone (617) 530 5000
Facsimile (617) 530 5001
www.pwc.com
Report of Independent Registered Public Accounting Firm
To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Prime Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The State Street Navigator Securities Lending Prime Portfolio (the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
February 24, 2009

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
December 31, 2008 (Unaudited)
Proxy Voting Policies and Procedures
Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2008
The following tables set forth information concerning the trustees and officers of the Trust. The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-664-5370.

				Number
				of
				Portfolios
				in
				Fund
				Complex
	Position Held	Term of Office		Overseen
Name, Address, and	with the	and Length of		by	Other Directorships
Age	Trust	Time Served	Principal Occupation During Past 5 Years	Trustee	Held by Trustee
INDEPENDENT TRUSTEES:

Michael Jessee Federal Home Loan Bank 111 Huntington Ave. 25th Floor Boston, MA 02199 DOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989— present).	3	None

George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Self employed, Newfound Consultants Inc., a financial consulting firm (1997—present).	3	Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation

Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Sylvan C. Coleman Professor of Financial Management at Harvard Business School (1989—present).	3	None

OFFICERS:

Craig Starble State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1962	President	Term: Indefinite Elected: 6/06	Senior Managing Director and Global Head of State Street Bank and Trust Company’s Securities Finance division (9/2005- present).	—	—

Karen Furlong State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1959	Vice President	Term: Indefinite Elected: 2/04	Vice President Compliance and Operational Risk Management, State Street Bank and Trust Company (2003—present); Vice President of Global Operations, State Street Bank and Trust Company (2001-2003).	—	—

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2008
OFFICERS Continued:

Number
of
Portfolios
in
Fund
Complex
	Position Held	Term of Office		Overseen
Name, Address, and	with the	and Length of		by	Other Directorships
Age	Trust	Time Served	Principal Occupation During Past 5 Years	Trustee	Held by Trustee
Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002—present).	—	—

Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007— present); prior to July 2, 2007, Investors Financial Corporation (since 2002).	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007-present) with which he has been affiliated since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 - present) with which he has been affiliated since 1999.	—	—

Nancy L. Conlin State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 3/08	Vice President and Managing Counsel, State Street Bank and Trust Company (2007—present); General Counsel, Plymouth Rock Companies (2004-2007).	—	—

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 8/07	Principal and Senior Compliance Officer , SSgA Funds Management, Inc. (2004- present).	—	—

Trustees	Investment Adviser
Michael A. Jessee	SSgA Funds Management, Inc.
George J. Sullivan Jr.	State Street Financial Center
Peter Tufano	One Lincoln Street Boston, MA 02111

Independent Accountants	Legal Counsel
PricewaterhouseCoopers LLP	GoodwinProcter LLP
125 High Street	53 State Street
Boston, MA 02110	Exchange Place
Boston, MA 02109
Custodian and Transfer Agent
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.
As of the end of the period, December 31, 2008, State Street Navigator Securities Lending Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The Trust’s Board of Trustees has determined that the Trust has at least one “audit committee financial expert” as defined in Item 3 of Form N-CSR serving on its Audit Committee: Mr. George Sullivan. Mr. Sullivan is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees

For the fiscal years ended December 31, 2008 and December 31, 2007, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP (“PwC”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements and services normally provided by PwC in connection with the Trust’s statutory and regulatory filings or engagement were $65,100 and $43,120, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2008 and December 31, 2007, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2008 and December 31, 2007, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $6,100 and $4,500, respectively. Such tax services included the review of income and excise tax returns for the Trust.

(d)	All Other Fees

For the fiscal years ended December 31, 2008 and December 31, 2007, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in (a) through (c).

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For the fiscal years ended December 31, 2008 and December 31, 2007, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee, were $7,970,139 and $7,009,000, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:
Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:
1.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.
De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.
Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to

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be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.
•	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).
(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $15,890,000 and $13,288,000, respectively.

(h)	PwC notified the Trust’s Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining PwC’s independence.
Item 5. Disclosure of Audit Committees for Listed Companies.
Not applicable to the Registrant.
Item 6. Schedule of Investments.
Not applicable to the Registrant.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable to the Registrant.
Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.
(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ Craig V. Starble Craig V. Starble
President

By:	/s/ Gary L. French Gary L. French
Treasurer

Date:	February 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Craig V. Starble Craig V. Starble
President

By:	/s/ Gary L. French Gary L. French
Treasurer

Date:	February 26, 2009

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